Income Taxes (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Excess of Tax over book depreciation Fixed assets	$ 10,240	$ 12,711	$ 87,578
Excess of Tax over book depreciation Patents	5,560	52,041	114,028
Net Operating Loss Carryforward	2,535,177	2,380,106	1,642,598
Valuation Allowance	$ (2,550,977)	$ (2,444,858)	$ (1,844,204)
Total Deferred Tax Asset (Liabilities)